[LIVE]
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   JUNE 30, 1999

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		 Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to
 submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists
and tables  are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:			President
Phone:			901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		AUGUST 9, 1999

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
--
AT&T Corp                      COM              030177109     2971    53226 SH       SOLE                    53226
Adobe Systems Inc              COM              00724F101     5605    68226 SH       SOLE                    68226
American General Corp          COM              026351106     3399    45101 SH       SOLE
American Intl Gr Inc           COM              026874107      338     2880 SH       SOLE                     2880
American Pwr Conv Corp         COM              029066107     5512   273870 SH       SOLE
Archer Daniels Midland         COM              039483102     1873   121314 SH       SOLE
AutoZone Inc                   COM              053332102     1999    66355 SH       SOLE                    66355
Banc One Corp                  COM              059438101      239     4020 SH       SOLE                     4020
Bank of America Corp           COM              060505104      202     2750 SH       SOLE                     2750
Bell Atlantic Corp             COM              077853109      289     4420 SH       SOLE                     4420
BellSouth Corp                 COM              079860102     1048    22730 SH       SOLE                    22730
Bristol Myers Squibb Co        COM              110122108      904    12828 SH       SOLE                    12828
Browning-Ferris Ind Inc        COM              115885105      585    13600 SH       SOLE                    13600
Chevron Corp                   COM              166751107      319     3360 SH       SOLE                     3360
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     4805   125010 SH       SOLE
Corning Inc                    COM              219350105     4941    70458 SH       SOLE                    70458
DuPont EI deNemours & Co       COM              263534109      437     6400 SH       SOLE
E Digital Corp                 COM              26841Y103       49    20000 SH       SOLE                    20000
Ecolab Inc                     COM              278865100     2249    51553 SH       SOLE                    51553
Enesco Group                   COM              854425105     2439   105469 SH       SOLE
Equity Office Prop Tr          COM              294741103     1789    69800 SH       SOLE
Exxon Corp                     COM              302290101     1008    13068 SH       SOLE
First American Corp TN         COM              318900107      357     8592 SH       SOLE                     8592
First Tennessee National Corp  COM              337162101     1766    46105 SH       SOLE
Freeport-McMoRan Copper & Gold COM              35671D857      179    10000 SH       SOLE
Fremont General Corp           COM              357288109     2103   111439 SH       SOLE
GTE Corp                       COM              362320103      381     5045 SH       SOLE                     5045
General Electric Co            COM              369604103     1793    15869 SH       SOLE                    15869
Great Atlan & Pac Tea          COM              390064103     1754    51883 SH       SOLE                    51883
HCR Manor Care Inc             COM              404134108     1783    73705 SH       SOLE
Hancock Fabrics                COM              409900107     1163   265753 SH       SOLE                   265753
Harrah's Ent Inc               COM              413619107     2680   121479 SH       SOLE                   121479
Intl Bus Machines              COM              459200101     2266    17533 SH       SOLE                    17533
Johnson Worldwide Cl A         COM              479254104     1196   132895 SH       SOLE
Knight-Ridder Inc              COM              499040103     2174    39479 SH       SOLE                    39479
Louisiana-Pacific Corp         COM              546347105     2157    90350 SH       SOLE                    90350
Lucent Technologies            COM              549463107      511     7570 SH       SOLE                     7570
Mattel Inc                     COM              577081102     3001   114874 SH       SOLE                   114874
Merck & Co                     COM              589331107      497     6744 SH       SOLE                     6744
Mid-America Apt Com Inc        COM              59522J103     1750    75687 SH       SOLE
Mobil Corp                     COM              607059102      330     3340 SH       SOLE                     3340
Motorola Inc                   COM              620076109     2347    24772 SH       SOLE                    24772
National Commerce Bancorp      COM              635449101     2111    96500 SH       SOLE
New England Bus Svc            COM              643872104     1616    52352 SH       SOLE
Nike Inc Cl B                  COM              654106103     3161    49881 SH       SOLE                    49881
Office Depot Inc               COM              676220106     4579   207540 SH       SOLE                   207540
PacifiCorp                     COM              695114108      886    48221 SH       SOLE                    48221
Procter Gamble                 COM              742718109      375     4200 SH       SOLE                     4200
RFS Hotel Investors, Inc       COM              74955J108      144    11500 SH       SOLE                    11500
Royal Dutch Petroleum Co NY    COM              780257705      342     5670 SH       SOLE
SBC Communications Inc         COM              845333103      539     9292 SH       SOLE
SCB Computer Technology        COM              78388N107      307    58474 SH       SOLE
Schering-Plough Corp           COM              806605101     1053    20051 SH       SOLE                    20051
Seagate Technology Inc         COM              811804103     2004    78191 SH       SOLE                    78191
Sony Corp (ADR)                COM              835699307     3423    31010 SH       SOLE                    31010
Southern Co                    COM              842587107      240     9042 SH       SOLE                     9042
Stanley Works                  COM              854616109     2533    78707 SH       SOLE                    78707
Stewart Ent Cl A               COM              860370105     1670   114705 SH       SOLE                   114705
Union Planters Corp            COM              908068109      238     5323 SH       SOLE                     5323
Universal Foods                COM              913538104     2961   140168 SH       SOLE                   140168
Wal-Mart Stores Inc            COM              931142103      511    10600 SH       SOLE                    10600
Wellman Inc                    COM              949702104     2237   140336 SH       SOLE                   140336